Recapitalization Transaction (Details)				3 Months Ended	6 Months Ended
	Jun. 29, 2026 shares	Apr. 10, 2025 shares	Dec. 05, 2024 USD ($) shares	Jun. 30, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Apr. 01, 2025 shares
Recapitalization Transaction [Line Items]
Net proceeds from closing the business combination (in Dollars) | $					$ 366,702
Common Stock [Member]
Recapitalization Transaction [Line Items]
Par value (in Dollars per share) | $ / shares					$ 0.00001
SK Growth Opportunities Corporation [Member]
Recapitalization Transaction [Line Items]
Issued warrants							17,271,990
Outstanding warrants							17,271,990
SK Growth Opportunities Corporation [Member] | Incentive Warrants [Member]
Recapitalization Transaction [Line Items]
Aggregate warrants					20,913,089
Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Incentive warrants			20,000,000
Class A Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares					4,000,000,000	4,000,000,000
Par value (in Dollars per share) | $ / shares					$ 0.00001	$ 0.00001
Reverse stock split					3.3593
Aggregate shares issued	7,091,780	20,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued				5,852,239
Class A Ordinary Shares [Member] | SK Growth Opportunities Corporation [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued					5,852,239
Class A Ordinary Shares [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares					4,000,000,000
Converted shares					1
Common Class B [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares					1,000,000,000	1,000,000,000
Par value (in Dollars per share) | $ / shares					$ 0.00001	$ 0.00001
Common Class B [Member] | Founder [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued					82,988,016
Common Class B [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Increased ordinary shares					1,000,000,000
Maximum [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Enterprise value (in Dollars) | $			$ 7,700,000,000
Minimum [Member] | Business Combination Agreement [Member]
Recapitalization Transaction [Line Items]
Enterprise value (in Dollars) | $			$ 5,000,000,000
Webull Corporation [Member] | Class A Ordinary Shares [Member]
Recapitalization Transaction [Line Items]
Aggregate shares issued					312,065,312